Debt (Details 1) $ in Thousands	Sep. 30, 2017 USD ($)
Remainder of 2017	$ 3,139
2018	12,555
2019	12,555
2020	12,555
2021	12,555
Thereafter	1,202,153
Long-term Debt	$ 1,255,512